CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
As of December 31, 2024, 2023 and 2022, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2024	2023	2022
Cash and cash equivalents	129,106	116,382	134,784
Short-term restricted cash	2,623	2,254	3,289
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	131,729	118,636	138,073

According to our accounting policy, amounts included in cash and cash equivalents include cash balances that are required to be maintained by the financial covenants in our loan facilities. Under our debt facilities, we need to maintain free cash of the higher of $20 million or 5% of total interest-bearing debt. We have covenanted to retain at least $68.5 million of cash and cash equivalents as of December 31, 2024 (as of December 31, 2023: $72.9 million and as of December 31, 2022: $61.3 million).
Restricted cash consists of cash, which may only be used for certain purposes under our contractual arrangements and primarily comprises collateral deposits for derivative trading.